NOTE 8 - Leases: Schedule of Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Right-of-Use Assets

Right-of-Use Assets, net

	Buildings	Vehicles	Total
As of January 1, 2023	2,019	47	2,066
Additions	161	68	229
Amortization	(391)	(59)	(450)
As of December 31, 2023 (*)	1,789	56	1,845
Additions	8,194	157	8,351
Modification	(758)	-	(758)
Index adjustments	382	4	386
Amortization	(749)	(51)	(800)
As of December 31, 2024	8,858	166	9,024